Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Related payroll taxes payable	$ 88,386	$ 7,830
Accrued payroll	8,870
Accounts payable	$ 26,765	32,102
Owned percentage	100.00%
Mill River Partners LLC [Member]
Related Party Transactions [Line Items]
Convertible notes	$ 0	150,000
CEO [Member]
Related Party Transactions [Line Items]
Payroll payable	$ 8,871	$ 300,000